Revenue - Net Investments in Direct Financing Leases (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 vessel	Dec. 31, 2025 lease	Dec. 31, 2025 floating_storage_unit	Dec. 31, 2024 USD ($) lease vessel	Jan. 01, 2023 USD ($)	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2009
Capital Leased Assets [Line Items]
Number of vessels			16	2		15
Total lease payments to be received	$ 857,558					$ 941,046
Estimated unguaranteed residual value of leased properties	335,841					335,841
Initial direct costs	103					135
Sales-type and Direct Financing Lease, Deferred Selling Profit	538,084					598,696
Net Investment in Lease, Nonaccrual, No Allowance	655,418					678,326
Direct Financing Lease, Net Investment in Lease, Allowance for Credit Loss	52,900	$ 9,700				32,000	$ 26,200
Net Investment in Lease, after Allowance for Credit Loss, Total	602,518					646,326
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss, Current	(21,066)					(20,928)
Net Investment in Lease, after Allowance for Credit Loss, Noncurrent, Total	581,452					$ 625,398
Sales-Type and Direct Financing Leases, Payment to be Received, Year One	82,300
Sales-Type and Direct Financing Leases, Payment to be Received, Year Two	83,600
Sales-Type and Direct Financing Leases, Payment to be Received, Year Three	78,900
Sales-Type and Direct Financing Leases, Payment to be Received, Year Four	50,600
Sales-Type and Direct Financing Leases, Payment to be Received, Year Five	44,700
Thereafter	$ 517,500
Number of direct financing and sales-type leases | lease				4		4
Bahrain LNG Joint Venture
Capital Leased Assets [Line Items]
Number of vessels | vessel			0
LNG Carriers [Member]
Capital Leased Assets [Line Items]
Number of vessels | vessel			10			9
LNG Carriers [Member] | Direct Financing Lease
Capital Leased Assets [Line Items]
Number of vessels | vessel			2
Teekay Tangguh Joint Venture
Capital Leased Assets [Line Items]
Number of vessels | vessel			2
Bahrain Spirit
Capital Leased Assets [Line Items]
Number of vessels | floating_storage_unit					1
Term of charter contract (in years)								21 years	21 years
LNG Carriers [Member]
Capital Leased Assets [Line Items]
Term of charter contract (in years)										20 years
Seapeak Creole
Capital Leased Assets [Line Items]
Sales-type Lease, Selling Profit (Loss)		$ 43,800
Length of charter contract (in years)		23 years
Teekay Tangguh Joint Venture
Capital Leased Assets [Line Items]
Number of direct financing and sales-type leases | lease				2
Teekay Tangguh Joint Venture | Seapeak LLC
Capital Leased Assets [Line Items]
Partnership interest owned (in percentage)	70.00%
Bahrain Spirit
Capital Leased Assets [Line Items]
Number of direct financing and sales-type leases | lease				1